UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Fund

November 30, 2010

	Principal
	Amount	Value
Municipal Bonds – 100.08%
Corporate Revenue Bonds – 23.33%
Alliance Airport Authority, Texas Special Facilities Revenue (American Airlines Project) Series
B 5.25% 12/1/29 (AMT)	$2,250,000	$1,695,308
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue (Dow
Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,940,000	1,959,594
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	962,970
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,210,965
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2
5.875% 6/1/47	14,405,000	10,157,541
6.50% 6/1/47	6,000,000	4,650,480
Clayton County, Georgia Development Authority Special Facilities Revenue (Delta Airlines)
Series B 9.00% 6/1/35 (AMT)	3,800,000	4,140,138
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,580,282
Cook County, Illinois Revenue (NaviStar International-Recovery Zone Facility) 6.50% 10/15/40	5,235,000	5,298,344
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,880,000	2,936,880
Hawaii State Department Budget & Finance Special Purpose Revenue (Hawaiian Electric
Co. Subsidiary) 6.50% 7/1/39	5,350,000	5,738,410
Illinois Finance Authority Revenue (Navistar International-Recovery Zone Facility) 6.50% 10/15/40	415,000	419,507
Indiana State Finance Authority Environmental Revenue (U.S. Steel Corp. Project) 6.00% 12/1/26	2,610,000	2,565,265
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,870,230
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,896,140
Iowa Finance Authority Pollution Control Facility Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,899,750
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Westlake Chemical Corp.) Series A 6.50% 8/1/29	4,855,000	4,945,449
Love Field Airport Modernization Corporation, Texas Special Facilities Revenue (Southwest Airlines
Co. Project) 5.25% 11/1/40	11,500,000	10,706,039
Maryland Economic Development Corporation Revenue (CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,331,766
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,021,150
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	3,000,000	2,997,840
Missouri State Environmental Improvement & Energy Resource Authority Pollution Control
Revenue Refunding (St. Joseph Light & Power Co. Project) 5.85% 2/1/13 (AMBAC)	2,200,000	2,205,500
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power
Co.) Series B 4.875% 6/1/34	4,750,000	5,084,258
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,033,596
6.50% 11/1/39	3,915,000	4,261,869
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines,
Inc. Project) 6.25% 9/15/29 (AMT)	2,000,000	1,890,100
•New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines –
JFK International Airport)
7.625% 8/1/25 (AMT)	4,620,000	4,849,984
7.75% 8/1/31 (AMT)	2,000,000	2,101,560
New York Liberty Development Corporation Revenue Second Priority (Bank of American Tower)
Class 2 5.625% 7/15/47	6,000,000	6,174,240
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First
Energy Generation) Series A 5.70% 8/1/20	4,750,000	4,888,273
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	6,340,000	6,994,795
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	5,000,000	5,098,250
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	2,842,770
Richmond County, Georgia Development Authority Environmental Improvement Revenue
(International Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	5,042,950
Salt Verde Financial Corporation, Arizona Gas Revenue Senior 5.00% 12/1/37	5,000,000	4,439,000
South Carolina Jobs-Economic Development Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	485,355

Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project) Series A 5.65% 6/1/37 (AMT)	500,000	453,145
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	3,124,160
Tobacco Settlement Financing Corporation, New Jersey Refunding Senior Series 1A 5.00% 6/1/41	2,000,000	1,285,220
		140,239,073
Education Revenue Bonds – 10.37%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,390,000	5,156,236
Broward County, Florida Educational Facilities Authority Revenue (Nova Southeastern
Project) 5.25% 4/1/27 (RADIAN)	1,000,000	942,350
California Statewide Communities Development Authority School Facility Revenue (Aspire
Public Schools) 6.125% 7/1/46	5,160,000	4,791,989
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	3,400,000	3,154,690
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,302,700
Delaware County, Pennsylvania Industrial Development Authority Charter School Revenue
(Chester Community Charter School) Series A 6.125% 8/15/40	2,400,000	2,272,920
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside
Military Academy Project) 5.125% 3/1/37	3,735,000	2,696,446
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	4,128,558
Massachusetts State Health & Educational Facilities Authority Revenue
(Harvard University) Series A 5.50% 11/15/36	4,515,000	4,942,029
(Nichols College Project) Series C 6.125% 10/1/29	4,350,000	4,351,827
Michigan Finance Authority Educational Facilities Revenue Senior (Saint Catherine Siena) Series A
8.00% 10/1/30	2,315,000	2,460,590
8.50% 10/1/45	1,000,000	1,085,110
Missouri State Health & Educational Facilities Authority Revenue (Washington University) Series A 5.375% 3/15/39	5,000,000	5,373,500
New Jersey Economic Development Authority Revenue (Provident Group-Montclair) 5.875% 6/1/42	4,285,000	4,286,543
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,435,000	1,616,944
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. – East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	5,535,539
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,665,000	1,315,616
Saint Louis, Missouri Industrial Development Authority Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,002,340
5.35% 6/15/32	2,300,000	1,909,805
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,511,925
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	477,855
		62,315,512
Electric Revenue Bonds – 3.30%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	4,806,500
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,011,400
Series WW 5.50% 7/1/38	2,100,000	2,124,549
Series XX 5.75% 7/1/36	10,495,000	10,837,872
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (NATL-RE)	1,000,000	1,055,650
		19,835,971
Healthcare Revenue Bonds – 10.87%
Brevard County, Florida Health Care Facilities Authority Revenue
(Health First Inc. Project) Series B 7.00% 4/1/39	1,610,000	1,759,456
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,250,000	2,507,175
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue Unrefunded Balance (St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	1,003,700
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,500,000	1,241,280
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,091,517
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29	4,000,000	4,036,200
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,638,200
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,010,840
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	5,500,000	5,882,030
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,916,280
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,006,800
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,860,958
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,588,445
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	5,909,700
Montana Facility Finance Authority Revenue (Sisters Leavenworth) Series A 5.25% 1/1/40	3,605,000	3,747,398

New York State Dormitory Authority Revenue Non State Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/37	3,500,000	3,568,320
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,847,087
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,481,868
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,103,944
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System
Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,055,860
^Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.50% 7/1/21 (NATL-RE)	2,000,000	1,185,720
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,700,000	2,527,821
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Revenue (Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (NATL-RE)	1,200,000	1,201,080
Tallahassee, Florida Health Facilities Revenue (Tallahassee Memorial Regional Medical
Center) Series B 6.00% 12/1/15 (NATL-RE)	2,140,000	2,144,729
		65,316,408
Housing Revenue Bonds – 1.61%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,770,000	4,619,888
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	270,000	270,084
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	666,610
(Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	499,965
Missouri State Housing Development Commission Mortgage Revenue Single Family
Homeowner Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)	170,000	170,267
Missouri State Housing Development Commission Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,448,302
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	504,015
New Mexico Mortgage Finance Authority Revenue Series E 6.95% 1/1/26 (GNMA) (FNMA)	95,000	96,620
Orange County, Florida Housing Finance Authority Homeowner Revenue
Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)	105,000	105,252
Oregon Health, Housing, Educational, & Cultural Facilities Authority Revenue (Pier Park
Project) Series A 6.05% 4/1/18 (GNMA) (AMT)	815,000	816,255
Volusia County, Florida Multifamily Housing Finance Authority (San Marco Apartments) Series
A 5.60% 1/1/44 (AGM) (AMT)	500,000	502,150
		9,699,408
Lease Revenue Bonds – 3.27%
Capital Area, Texas Cultural Education Facilities Finance Corporation Revenue (Roman
Catholic Diocese) Series B 6.125% 4/1/45	2,045,000	2,017,372
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	3,750,000	3,266,024
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,220,285
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	905,000	879,434
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,990,000	1,898,082
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
Revenue Series A 5.25% 12/15/23 (AGM)	700,000	767,319
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,507,439
5.625% 12/1/28	2,365,000	2,418,804
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	601,297
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	501,100
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue Series B 5.375% 7/1/16	1,000,000	1,001,190
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series F 5.25% 7/1/25	930,000	928,075
^St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center
Hotel) 5.80% 7/15/20 (AMBAC)	3,035,000	1,664,394
		19,670,815
Local General Obligation Bonds – 3.56%
Boerne, Texas Independent School District Building 5.25% 2/1/27 (PSF)	4,000,000	4,222,920
Los Angeles, California Unified School District Election of 2005 Series F 5.00% 1/1/34	6,180,000	6,175,550
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (AGM)	1,250,000	1,253,000
New York City, New York
Series I-1 5.375% 4/1/36	5,000,000	5,242,550
Unrefunded Balance Series I 5.125% 3/1/23	2,260,000	2,386,741
Powell, Ohio 5.50% 12/1/32 (NATL-RE)	2,000,000	2,123,600
		21,404,361
§Pre-Refunded/Escrowed to Maturity Bonds – 11.03%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATLE-RE)	440,000	489,944

Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital) 5.25% 2/15/33-14	4,000,000	4,537,160
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B 5.625% 6/1/38-13	7,500,000	8,347,200
^Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private
Mortgage Insurance) 6.10% 3/1/16	1,225,000	1,097,808
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours Health
System) Series A 5.60% 11/15/30-11	130,000	142,448
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement
Fund - University Center Project) 6.25% 5/1/30-12	5,000,000	5,450,650
Linn County, Oregon Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,245,320
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	1,880,000	1,980,166
Maryland State Economic Development Corporation, Student Housing Revenue (University of
Maryland College Park Project) 5.625% 6/1/35-13	1,125,000	1,260,585
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College &
State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,190,620
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,384,072
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,686,150
5.50% 1/1/16 (FGIC)	1,000,000	1,195,970
New York City, New York
Series I 5.125% 3/1/23-13	3,615,000	3,975,741
Series J 5.25% 6/1/28-13	1,495,000	1,664,339
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center
Project) 5.125% 11/1/34-14	1,250,000	1,440,975
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,200,684
Osceola County, Florida School Board Certificates of Participation Series A 5.25% 6/1/27-12 (AMBAC)	2,500,000	2,695,200
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	2,020,000	2,504,558
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	645,000	772,652
		66,262,242
Special Tax Revenue Bonds – 12.04%
Brooklyn Arena Local Development Corporation, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	8,825,852
California State Economic Recovery Refunding Series A 5.25% 7/1/21	3,130,000	3,469,417
Florida Enterprise Community Development District Special Assessment 6.10% 5/1/16 (NATLE-RE)	695,000	697,717
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	2,315,000	1,126,803
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,213,008
Jacksonville, Florida Excise Tax Revenue Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,009,960
Lammersville, California School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,374,539
Manchester, Missouri Tax Increment & Transportation Revenue (Highway 141/Manchester
Road Project) 6.875% 11/1/39	3,120,000	3,113,916
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A
5.00% 1/1/32	1,500,000	797,400
5.125% 1/1/37	1,500,000	794,985
Missouri State Development Finance Board Infrastructure Facilities Revenue (Crackerneck
Creek Project) Series C 5.00% 3/1/26	500,000	498,905
Missouri State Environmental Improvement & Energy Water Pollution
Control Revenue (State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	1,030,000	1,034,336
Missouri State Highways & Transportation Commission State Road Revenue Series B 5.00% 5/1/24	9,000,000	9,679,321
New Jersey Economic Development Authority Revenue (Cigarette Tax)
5.50% 6/15/31	1,000,000	944,980
5.75% 6/15/34	1,935,000	1,823,292
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31	5,000,000	5,034,350
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,076,800
New York State Dormitory Authority State Personal Income Tax Revenue Series B 5.25% 3/15/38	6,000,000	6,251,220
Puerto Rico Sales Tax Financing Corporation Sales Corporation Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,780,000	8,769,207
Series A 5.75% 8/1/37	5,000,000	5,168,400
Series A 6.00% 8/1/39	3,530,000	3,747,695
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,056,130
^Wyandotte County/Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation-Sales Tax) Subordinate Lien 6.07% 6/1/21	5,230,000	2,882,671
		72,390,904
State General Obligation Bonds – 6.03%
California State 5.25% 11/1/40	6,000,000	5,853,840
California State Various Purpose
6.00% 4/1/38	4,060,000	4,253,337
6.50% 4/1/33	2,570,000	2,840,107
Guam Government Series A 7.00% 11/15/39	4,295,000	4,712,002
Maryland State & Local Facilities Land Capital Improvement Second Series 5.00% 8/1/16	4,000,000	4,748,040

Puerto Rico Commonwealth Public Improvement
Series A
5.125% 7/1/31	4,415,000	4,417,958
5.25% 7/1/23	500,000	505,505
5.50% 7/1/19 (NATL-RE)	5,000,000	5,363,700
Series C 6.00% 7/1/39	3,370,000	3,516,696
		36,211,185
Transportation Revenue Bonds – 11.53%
Bay Area, California Toll Bridge Authority Revenue (San Francisco Bay Area) Series F-1 5.625% 4/1/44	4,265,000	4,484,648
Branson, Missouri Regional Airport Transportation Development District Revenue (Branson
Airport Project) Series B 6.00% 7/1/37 (AMT)	1,500,000	802,755
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (NATLE-RE) (FGIC) (AMT)	1,500,000	1,503,585
Maryland State Economic Development Corporation Revenue (Transportation Facilities
Project) Series A 5.75% 6/1/35	5,075,000	5,115,600
Metropolitan Transportation Authority Series D
5.00% 11/15/34	1,500,000	1,478,340
5.25% 11/15/40	4,500,000	4,483,035
New York State Thruway Authority General Revenue Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	6,953,169
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,589,787
•Series E-3 5.75% 1/1/38	4,320,000	4,938,840
ΩPennsylvania Turnpike Commission Revenue Convertible Capital Appreciation
Series B2 5.35% 12/1/30	8,500,000	6,163,775
Series C2 5.125% 12/1/35	4,450,000	3,226,918
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	1,820,430
Sacramento County, California Airport Services Revenue (PFC/Grant) Series C 6.00% 7/1/41	6,500,000	6,905,859
St. Louis, Missouri Airport Revenue (Lambert-St Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,232,942
Texas Private Activity Bond Surface Transportation Corporation Senior Lien
(LBJ Infrastructure) 7.00% 6/30/40	5,715,000	5,921,369
(Mobility Partners) 6.875% 12/31/39	5,500,000	5,665,990
		69,287,042
Water & Sewer Revenue Bonds – 3.14%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	5,500,000	6,008,200
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,350,000
Series A 5.25% 6/15/34	3,705,000	3,870,947
Tampa, Florida Water and Sewer Revenue 6.00% 10/1/16 (AGM)	1,000,000	1,205,620
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17	510,000	510,913
West Virginia State Water Development Authority Revenue (Loan Program III)
Series A 6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,920,287
		18,865,967
Total Municipal Bonds (cost $584,974,877)		601,498,888

Total Value of Securities – 100.08%
(cost $584,974,877)		601,498,888
Liabilities Net of Receivables and Other Assets (See Notes) – (0.08%)		(452,243)
Net Assets Applicable to 53,528,980 Shares Outstanding – 100.00%		$601,046,645

§Pre-Refunded/Escrowed to Maturity Bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2010. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
NATL-RE – Insured by the National Public Finance Guarantee Corporation
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, the as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$584,974,877
Aggregate unrealized appreciation	$32,015,087
Aggregate unrealized depreciation	(15,491,076)
Net unrealized appreciation	$16,524,011

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $7,451,132 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,451,132 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2010:

Level 2
Municipal Bonds	$601,498,888

There were no Level 1 or Level 3 securities at the beginning or end of the period.

During the period ended November 30, 2010 there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2010, 9.26% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa 3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Intermediate Fund

November 30, 2010

	Principal
	Amount	Value
Municipal Bonds – 97.72%
Corporate Revenue Bonds – 10.28%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental
Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,455,335
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp. Project) 4.85% 4/1/21 (AMT)	2,000,000	1,981,920
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue (Dow
Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,010,000	1,020,201
Brazos, Texas River Authority Pollution Control Revenue (Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	320,990
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 5.875% 6/1/47	5,645,000	3,980,515
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue (Electric &
Power Co. Project) Series A 3.60% 2/1/32	1,150,000	1,188,847
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,548,447
Clayton County, Georgia Development Authority Special Facilities Revenue (Delta Air Lines) Series A 8.75% 6/1/29	1,770,000	2,055,625
Farmington, New Mexico (Ariz Public Services) Series A 4.70% 5/1/24	4,090,000	3,858,179
•Gulf Coast Waste Disposal Authority, Texas Environmental Facilities Revenue (BP Products North America)
2.30% 1/1/26	780,000	780,835
2.30% 1/1/42	1,500,000	1,501,605
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,804,313
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp.
Project) 5.10% 1/15/17 (AMT)	750,000	782,790
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,142,720
•Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service Co. - Palo
Verde Project) Series B 5.20% 6/1/43	6,000,000	6,004,440
Maryland Economic Development Corporation Pollution Control Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	4,050,000	3,998,120
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,050,115
Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue (Federal
Express Corp. Project) 5.05% 9/1/12	1,000,000	1,051,710
Michigan State Strategic Fund Limited Obligation Revenue (Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,940,415
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power
Co.) Series B 4.875% 6/1/34	2,840,000	3,039,851
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	3,640,000	3,865,425
New Jersey Economic Development Authority Special Facilities Revenue
(American Water Co.) Series D 4.875% 11/1/29 (AMT)	2,000,000	1,869,680
(Continental Airlines, Inc. Project) 6.625% 9/15/12 (AMT)	4,895,000	4,973,858
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First Energy)
Series A 5.70% 2/1/14	2,225,000	2,428,921
Series A 5.70% 8/1/20	4,320,000	4,445,755
Series C 5.625% 6/1/18	2,370,000	2,614,276
(USX Project) 5.00% 11/1/15	1,000,000	1,033,280
•Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Exelon Generation Co. Project) Series A 5.00% 12/1/42	1,355,000	1,419,335
(Shipping Port) Series A 3.375% 12/1/40	5,000,000	4,962,100
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,075,000	1,088,663
•Sabine, Texas River Authority Pollution Control Revenue (TXU Electric Co. Project) Series A 5.50% 5/1/22	1,000,000	937,900
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project) Series A 5.65% 6/1/37 (AMT)	500,000	453,145
		77,599,311
Education Revenue Bonds – 6.25%
California Municipal Finance Authority Educational Revenue (American Heritage Education
Foundation Project) Series A 5.25% 6/1/26	1,000,000	882,590
California Statewide Communities Development Authority Student Housing Revenue (Irvine,
LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,268,598
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
Phase I, LLC Project) Series B 5.50% 10/1/20	960,000	919,824
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,044,813
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,504,499
Delaware County, Pennsylvania Industrial Development Authority Revenue (Chester Community Charter School)
Series A 5.25% 8/15/30	3,315,000	2,904,537

Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project)
5.25% 5/1/21 (NATL-RE)	1,000,000	1,053,430
Grand Traverse, Michigan Public School Academy Revenue 5.00% 11/1/36	1,000,000	766,140
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	1,180,000	1,158,406
Massachusetts State Health & Educational Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	1,000,420
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,429,478
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project) 5.50% 12/1/19	500,000	517,805
Nassau County, New York Industrial Development Agency Civic Facility Revenue (New York
Institute of Technology Project) Series A 4.75% 3/1/26	1,710,000	1,678,040
New Jersey Economic Development Authority Revenue (Provident Group - Montclair Properties) 5.75% 6/1/31	2,500,000	2,501,800
New York State Dormitory Authority
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,061,610
(Non State Supported Debt-Rockefeller University) Series A
5.00% 7/1/27	1,055,000	1,152,229
5.00% 7/1/41	8,070,000	8,499,969
(Non State Supported Debt - St. Joseph's College) 5.25% 7/1/25	1,000,000	1,018,330
Ohio State Higher Educational Facility Revenue (John Carroll University) 5.50% 11/15/18	335,000	356,092
Ohio State University General Receipts Revenue Series B 5.25% 6/1/21	180,000	195,685
Pennsylvania Higher Educational Facilities Authority Revenue (University Properties Inc. –
East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	2,740,000	2,527,897
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,788,500
University of California Series A 5.125% 5/15/20 (AMBAC)	210,000	227,138
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)	1,065,000	1,088,100
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,321,088
5.00% 6/1/21	1,250,000	1,313,925
		47,180,943
Electric Revenue Bonds – 4.85%
California State Department of Water Resources Power Supply Revenue Series L 5.00% 5/1/19	6,000,000	6,929,821
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,143,880
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20	555,000	578,843
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	2,500,000	2,390,175
Series XX 5.75% 7/1/36	13,000,000	13,424,710
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,282,480
South Carolina State Public Service Authority Revenue Series A 5.125% 1/1/21 (AGM)	1,000,000	1,065,380
Texas Municipal Power Agency Revenue (Subordinate Lien - Transmission)
5.00% 9/1/27	1,000,000	1,046,290
5.00% 9/1/28	2,000,000	2,076,500
Turlock, California Irrigation District Revenue Series A 5.00% 1/1/30	1,000,000	1,018,230
Vernon, California Electric System Revenue Series A 5.125% 8/1/21	4,500,000	4,639,140
		36,595,449
Healthcare Revenue Bonds – 9.78%
Allegheny County, Pennsylvania Municipal Development Authority Revenue (University of
Pittsburgh Medical Center) Series A 5.00% 9/1/14	4,000,000	4,467,920
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center
Project) Series A-3 5.25% 11/1/24	4,405,000	4,544,066
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,250,000	2,507,175
California Municipal Finance Authority Certificates of Participation (Community Hospitals Center) 5.25% 2/1/24	1,350,000	1,301,414
California Statewide Communities Development Authority Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,813,408
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue (St. Francis Medical Center) Series A 5.50% 6/1/34	640,000	640,403
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	636,143
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Social Ministries) 6.25% 1/1/24	2,625,000	2,712,203
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,085,790
Dauphin County, Pennsylvania General Authority Health System Revenue (Pinnacle Health
System Project) Series A 6.00% 6/1/29	4,500,000	4,707,135
Georgia Medical Center Hospital Authority Revenue (Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	1,845,152
Lycoming County, Pennsylvania Authority Health System Revenue (Susquehanna Health
System Project) Series A 5.50% 7/1/28	2,500,000	2,525,425
Maryland State Health & Higher Education Facilities Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	860,049
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	503,470
Massachusetts State Health & Educational Facilities Authority Revenue (Caregroup) Series E-2 5.375% 7/1/21	1,970,000	2,075,789
Michigan State Hospital Finance Authority Revenue (Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,376,489
Minneapolis, Minnesota Health Care System Revenue (Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,210,479
Minneapolis, Minnesota Revenue (National Marrow Donor Program Project)
5.00% 8/1/16	4,720,000	5,126,534
5.00% 8/1/18	2,500,000	2,639,900

New York State Dormitory Authority Revenue Non State Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/30	1,700,000	1,753,040
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,074,380
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.40% 10/1/27	780,000	742,661
Ohio State Higher Educational Facilities Commission Revenue (Cleveland Clinic Health
System Obligation Group) Series A	2,000,000	2,255,340
5.00% 1/1/17
5.00% 1/1/18	1,000,000	1,126,790
Scottsdale, Arizona Industrial Development Authority Hospital Revenue (Scottsdale
Healthcare) Series A 5.00% 9/1/19	3,065,000	3,275,841
South Carolina Jobs-Economic Development Authority Hospital Revenue (Palmetto Health) 5.50% 8/1/26	5,000,000	5,018,050
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,716,958
St. Mary Hospital Authority, Pennsylvania Health System Revenue (Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,285,692
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	984,470
		73,812,166
Housing Revenue Bonds – 0.99%
California Housing Finance Agency Revenue (Home Mortgage) Series M 5.95% 8/1/25 (AMT)	2,670,000	2,768,950
Puerto Rico Housing Finance Authority Subordinate (Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,734,910
		7,503,860
Lease Revenue Bonds – 2.21%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,524,145
Commonwealth of Pennsylvania Department of Corrections Series A 4.00% 10/1/24	3,910,000	3,706,210
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,170,386
5.00% 6/1/21 (AMBAC)	1,000,000	1,000,950
Michigan State Building Authority Revenue Series I
5.00% 10/15/24	2,860,000	2,882,251
5.50% 10/15/18	2,050,000	2,115,580
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,039,250
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series J 5.00% 7/1/28	1,000,000	1,030,490
Tobacco Settlement Financing New York Revenue (Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,181,190
		16,650,452
Local General Obligation Bonds – 6.12%
Chicago, Illinois Board of Education Refunding Dedicated Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,684,170
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,946,137
Chicago, Illinois Project & Refunding Series C 5.50% 1/1/40 (NATL-RE) (FGIC)	2,940,000	2,941,352
Dallas, Texas 5.125% 2/15/15	3,000,000	3,457,470
Fairfax County, Virginia Refunding & Public Improvement 5.25% 4/1/14	3,500,000	3,988,040
Gwinnett County, Georgia School District 5.00% 2/1/11	3,000,000	3,024,030
Harris County Flood Control District Revenue (Contract Tax) Series A 5.00% 10/1/34	4,500,000	4,664,295
Henrico County, Virginia Refunding Public Improvement 5.00% 7/15/19	4,000,000	4,784,800
Lansing, Michigan Community College (College Building & Site) 5.00% 5/1/21 (NATL-RE)	1,325,000	1,421,566
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21 (FGIC)	2,880,000	3,044,621
(Election 2004) Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,185,700
5.00% 7/1/31 (AMBAC)	2,825,000	2,846,075
Middlesex County, New Jersey Improvement Authority Revenue (County Guaranteed Open
Space Trust) 5.25% 9/15/20	1,000,000	1,099,640
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,890,390
Series G 5.25% 8/1/15	1,000,000	1,107,660
Series I 5.00% 8/1/21	1,000,000	1,072,170
Series J 5.50% 6/1/23	15,000	16,177
		46,174,293
§Pre-Refunded/Escrowed to Maturity Bonds – 4.42%
Alabama Water Pollution Control Authority Revenue 5.50% 8/15/23 (AMBAC)	1,000,000	1,001,200
Benton & Linn Counties, Oregon School District #509J 5.00% 6/1/21-13 (AGM)	1,000,000	1,103,920
California State Economic Recovery Series A 5.25% 7/1/14	225,000	258,642
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,210,371
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)	1,000,000	1,134,290
5.25% 2/15/28-14
5.50% 2/15/23-14	1,000,000	1,142,160
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement -
University Center Project) 6.00% 5/1/22-12	750,000	814,950
Lancaster County, Pennsylvania Hospital Authority Revenue (Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,126,680
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	792,485

Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,930,535
Michigan State Building Authority Revenue (Facilities Program) Series I
5.00% 10/15/24-11	140,000	145,708
5.50% 10/15/18-11	125,000	130,641
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	549,335
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project) Series C 6.50% 7/1/33-13	500,000	573,285
New Jersey State Transportation Trust Fund Authority (Transportation System) Series C 5.50% 6/15/22-13	1,700,000	1,903,779
New York City, New York Series J 5.50% 6/1/23-13	985,000	1,102,668
North Texas Health Facilities Development Corporation Hospital Revenue (United Regional
Health Care System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,133,890
•Ohio State Higher Educational Facility Revenue Adjustable Medium Term (Kenyon College Project) 4.70% 7/1/37-13	1,000,000	1,096,510
Ohio State University General Receipts (Ohio State University) Series B 5.25% 6/1/21-13	820,000	911,799
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,073,340
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,149,910
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.50% 7/1/23-14	2,000,000	2,294,500
•Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Series A 5.00% 8/1/39-11	4,500,000	4,642,110
Southcentral, Pennsylvania General Authority Revenue (Wellspan Health Obligated Project)
5.625% 5/15/26	180,000	185,479
5.625% 5/15/26-11	820,000	848,364
University of California Revenue Series A 5.125% 5/15/20-13 (AMBAC)	40,000	44,026
University of North Carolina Revenue (Chapel Hill) Series A 5.375% 12/1/14-11	2,000,000	2,051,720
		33,352,297
Resource Recovery Revenue Bonds – 0.14%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	1,100,000	1,038,697
		1,038,697
Special Tax Revenue Bonds – 10.61%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	1,200,000	1,124,580
Brooklyn Arena Local Development Corporation New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	5,898,199
California State Economic Recovery Series A
5.25% 7/1/14	775,000	874,495
5.25% 7/1/21	2,740,000	3,037,126
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)	1,600,000	1,643,888
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,482,707
Dallas, Texas Convention Center Hotel Development Revenue Series A
5.00% 1/1/24	3,420,000	3,514,871
5.25% 1/1/23	5,375,000	5,688,469
Guam Government Limited Obligation Revenue (Section 30) Series A
5.375% 12/1/24	1,750,000	1,778,088
5.625% 12/1/29	1,185,000	1,202,123
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)	1,000,000	1,029,510
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2
6.75% 6/1/26 (ASSURED GTY)	3,600,000	4,185,072
Metropolitan Pier & Exposition Authority, Illinois Dedicate State Tax Revenue (McCormick
Place Expansion Project) Series A 5.50% 12/15/24 (NATL-RE) (FGIC)	2,000,000	2,017,140
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A 5.00% 1/1/32	1,000,000	531,600
@Modesto, California Special Tax Community Facilities District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,111,215
New Jersey Economic Development Authority Revenue (Cigarette Tax)
5.00% 6/15/11 (FGIC)	2,750,000	2,771,753
5.50% 6/15/31	1,000,000	944,980
5.625% 6/15/18	510,000	510,209
•New York City, New York Transitional Finance Authority Revenue Refunding - Future Tax
Secured Series A 5.50% 11/1/26	1,000,000	1,040,900
New York State Local Government Assistance Corporation Refunding Subordinate Lien Series A 5.00% 4/1/20	3,360,000	3,894,610
New York State Urban Development Corporation Revenue (State Personal Income Tax) Series A-1 5.00% 12/15/28	4,000,000	4,220,600
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Series A
5.25% 8/1/27	6,685,000	6,891,031
6.125% 8/1/29	2,500,000	2,589,425
Series C 6.50% 8/1/35	6,500,000	7,308,794
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	869,700
@St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	235,510
Series B 5.375% 11/1/23	1,000,000	887,380
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,823,806
Washington State Motor Vehicle Fuel Tax Series B 5.00% 7/1/16	4,250,000	4,983,210

Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
^(Capital Appreciation-Sales Tax Subordinate Lien) 6.07% 6/1/21	5,230,000	2,882,671
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	1,470,000	1,498,636
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24	1,550,000	1,613,039
		80,085,337
State General Obligation Bonds – 23.38%
California State 5.25% 11/1/17	1,000,000	1,088,970
California State Various Purpose
5.00% 10/1/18	5,000,000	5,542,450
6.50% 4/1/33	4,500,000	4,972,950
California Statewide Communities Development Authority Revenue (Purchase Proposition 1A
Receivables Program) 5.00% 6/15/13	2,690,000	2,896,565
Connecticut State Economic Recovery Series A 5.00% 1/1/16	4,700,000	5,473,761
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,188,500
Georgia State
5.00% 8/1/12	3,125,000	3,356,188
5.00% 7/1/17	4,810,000	5,742,370
Series D 5.00% 7/1/11	6,865,000	7,054,817
Guam Government Series A 7.00% 11/15/39	1,560,000	1,711,460
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,680,303
Maryland State 5.00% 8/1/17	1,500,000	1,759,605
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,231,873
Second Series 5.00% 7/15/14	975,000	1,112,631
Series B 5.00% 3/1/21	7,700,000	9,005,073
Series C 5.00% 11/1/17	2,750,000	3,300,275
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,575,150
Series C 5.50% 11/1/15	4,090,000	4,843,992
Minnesota State 5.00% 6/1/14	900,000	1,022,184
Minnesota State Various Purpose Series A 5.00% 8/1/19	8,020,000	9,566,897
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,731,009
New Jersey State Series Q 5.00% 8/15/21	8,850,000	10,019,881
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,226,160
5.00% 3/1/15	1,200,000	1,386,816
North Carolina State Refunding
Series A 5.00% 3/1/16	6,000,000	7,069,740
Series B 5.00% 4/1/15	4,000,000	4,632,040
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,141,688
Series D 5.00% 9/15/14	3,500,000	3,989,125
Pennsylvania State
5.50% 2/1/13	3,200,000	3,526,528
Second Series 5.00% 7/1/20	2,300,000	2,706,916
Series A
5.00% 8/1/13	4,000,000	4,439,760
5.00% 5/1/21	10,000,000	11,519,499
Puerto Rico Commonwealth Government Development Bank 4.75% 12/1/15 (NATL-RE)	4,765,000	4,925,104
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,298,318
5.25% 7/1/22	3,470,000	3,516,255
5.25% 7/1/23	1,125,000	1,137,386
5.50% 7/1/17	4,415,000	4,763,432
•Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,036,010
•Puerto Rico Public Finance Corporation Commonwealth Appropriation (LOC-Puerto Rico
Government Bank) Series A 5.75% 8/1/27	1,000,000	1,026,520
Virginia State
5.00% 6/1/23	2,000,000	2,235,320
Series D 5.00% 6/1/19	5,715,000	6,832,283
Washington State Variable Purpose Series A 5.00% 7/1/16	1,000,000	1,172,520
		176,458,324
Transportation Revenue Bonds – 13.36%
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	3,895,000	4,028,949
Charlotte, North Carolina Airport Revenue (Charlotte Douglas) Series A
5.00% 7/1/13	2,375,000	2,591,386
5.00% 7/1/15	750,000	845,483
Chicago, Illinois O' Hare International Airport Revenue General-Airport-Third Lien Series A-2
5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,054,010

Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	722,391
5.00% 11/1/23	750,000	791,468
5.00% 11/1/24	400,000	419,812
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,072,294
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.375% 6/1/25	2,470,000	2,496,553
Massachusetts State Department of Transportation Metro Highway System Revenue Series B 5.00% 1/1/27	8,080,000	8,347,851
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,796,225
Series C 6.50% 11/15/28	2,860,000	3,237,978
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A
5.00% 10/1/30	6,000,000	6,088,140
5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,059,330
Missouri State Highways & Transportation Commission State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,175,303
New York State Thruway Authority Revenue (General Highway and Bridge Trust Fund) Series
B 5.25% 4/1/13 (AMBAC)	3,300,000	3,633,498
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,394,783
•Series E-3 5.75% 1/1/38	2,470,000	2,823,828
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,363,627
Phoenix, Arizona Civic Improvement Airport Revenue Series A 5.00% 7/1/26	7,500,000	7,585,124
Regional Transportation District, Colorado Private Activity Revenue (Denver Transportation Partners) 6.50% 1/15/30	4,440,000	4,703,336
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,482,185
(PFC/Grant) Series D
5.50% 7/1/28	2,020,000	2,112,859
5.625% 7/1/29	1,685,000	1,762,628
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	3,977,770
San Diego County Regional Airport Authority (San Diego Airport) Series B
5.00% 7/1/27	2,315,000	2,339,493
5.00% 7/1/28	2,435,000	2,442,256
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure)
7.50% 6/30/32	4,460,000	4,811,716
7.50% 6/30/33	2,650,000	2,856,223
(Mobility Partners) 7.50% 12/31/31	3,565,000	3,831,698
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,959,828
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	2,016,064
•Series B-1 5.00% 11/15/25	4,000,000	4,402,760
•Series B-3 5.00% 11/15/38	1,800,000	2,049,840
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	529,310
		100,805,999
Water & Sewer Revenue Bonds – 5.33%
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/21	2,430,000	2,748,913
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,234,114
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,258,930
Florida Water Pollution Control Financing Corporation Revenue (Water Pollution Control) Series A 5.00% 1/15/25	5,000,000	5,417,650
King County, Washington Sewer Revenue Refunding Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,906,805
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,560,318
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General) Series FF 5.00% 6/15/31	6,500,000	6,788,210
Series B 5.00% 6/15/21 (AMBAC)	2,085,000	2,313,495
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking
Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,573,445
Series D 5.00% 9/15/23	3,360,000	3,688,776
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,696,320
		40,186,976
Total Municipal Bonds (cost $717,744,476)		737,444,104

Short-Term Investments – 0.43%
ΔVariable Rate Demand Notes – 0.43%
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Health Care
Revenue (Allina Health System) Series B-2 0.27% 11/15/35 (LOC-JPMorgan Chase Bank)	2,650,000	2,650,000
New York City, New York Series A-7 0.24% 8/1/21 (LOC-JPMorgan Chase Bank)	600,000	600,000
Total Short-Term Investments (cost $3,250,000)		3,250,000

Total Value of Securities – 98.15%
(cost $720,994,476)	740,694,104
Receivables and Other Assets Net of Liabilities (See Notes) – 1.85%	13,939,879
Net Assets Applicable to 64,297,008 Shares Outstanding – 100.00%	$754,633,983

§Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2010. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
@Illiquid security. At November 30, 2010, the aggregate amount of illiquid securities was $2,234,105, which represented 0.30% of the Fund’s net assets. See Note 3 in “Notes.”
ΔTax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, the as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$720,994,476
Aggregate unrealized appreciation	$27,891,869
Aggregate unrealized depreciation	(8,192,241)
Net unrealized appreciation	$19,699,628

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $5,699,308 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,699,308 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (the as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2010:

Level 2
Municipal Bonds	$737,444,104
Short-Term Investments	3,250,000
Total	$740,694,104

There were no Level 1 or Level 3 securities at the beginning or end of the period.

During the period ended November 30, 2010 there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2010, 9.26% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa 3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: